Schedule of Investments (unaudited)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
Forward Air Corp.(a)	207,108	$ 5,177,700
Hub Group, Inc., Class A(b)	568,586	24,227,449
		29,405,149
Automobile Components — 1.8%
Adient PLC(a)	743,320	14,249,445
American Axle & Manufacturing Holdings, Inc.(a)(b)	1,118,279	7,168,169
Dana, Inc.	559,233	13,287,376
Fox Factory Holding Corp.(a)	394,138	6,743,701
Gentherm, Inc.(a)	161,403	5,870,227
LCI Industries	227,120	27,558,741
Patrick Industries, Inc.	171,775	18,625,563
Phinia, Inc.	360,816	22,619,555
Standard Motor Products, Inc.	196,878	7,254,954
		123,377,731
Automobiles — 0.2%
Winnebago Industries, Inc.	264,894	10,733,505
Banks — 12.3%
Ameris Bancorp	258,144	19,172,355
Atlantic Union Bankshares Corp.	1,304,627	46,053,333
Banc of California, Inc.	1,259,907	24,303,606
BancFirst Corp.	71,990	7,632,380
Bank of Hawaii Corp.	288,348	19,714,353
BankUnited, Inc.	358,837	15,993,365
Banner Corp.	320,218	20,064,860
Beacon Financial Corp.	788,278	20,786,891
Capitol Federal Financial, Inc.	1,134,726	7,727,484
Cathay General Bancorp	483,000	23,372,370
Central Pacific Financial Corp.	142,505	4,440,456
City Holding Co.	41,698	4,970,402
Community Financial System, Inc.	242,178	13,910,704
Customers Bancorp, Inc.(a)	151,448	11,073,878
CVB Financial Corp.	1,207,014	22,450,460
Dime Community Bancshares, Inc.	381,106	11,467,480
Eagle Bancorp, Inc.	259,853	5,566,051
FB Financial Corp.	212,212	11,841,430
First BanCorp/Puerto Rico	551,091	11,424,116
First Bancorp/Southern Pines NC	216,783	11,010,409
First Commonwealth Financial Corp.	970,703	16,366,053
First Financial Bancorp	971,151	24,298,198
First Hawaiian, Inc.	1,161,228	29,379,068
First Interstate BancSystem, Inc., Class A	840,183	29,070,332
Fulton Financial Corp.	1,193,041	23,061,483
Hanmi Financial Corp.	272,393	7,362,783
Heritage Financial Corp.	319,007	7,544,516
Hilltop Holdings, Inc.	402,913	13,674,867
Hope Bancorp, Inc.	1,203,060	13,185,538
Independent Bank Corp.	265,228	19,382,862
Lakeland Financial Corp.	123,925	7,071,161
National Bank Holdings Corp., Class A	190,749	7,250,369
NBT Bancorp, Inc.	491,012	20,386,818
Northwest Bancshares, Inc.	1,371,221	16,454,652
OFG Bancorp	230,031	9,426,670
Park National Corp.	68,130	10,368,023
Provident Financial Services, Inc.	1,174,593	23,198,212
Renasant Corp.	892,669	31,439,802
S&T Bancorp, Inc.	358,735	14,116,222
Seacoast Banking Corp. of Florida	481,862	15,140,104
ServisFirst Bancshares, Inc.	235,822	16,929,661
Simmons First National Corp., Class A	1,358,301	25,603,974
Southside Bancshares, Inc.	265,225	8,060,188
Security	Shares	Value
Banks (continued)
Stellar Bancorp, Inc.	242,980	$ 7,517,801
Tompkins Financial Corp.	118,562	8,598,116
Triumph Financial, Inc.(a)(b)	211,870	13,269,418
TrustCo Bank Corp.	98,141	4,056,168
Trustmark Corp.	285,479	11,119,407
United Community Banks, Inc.	1,112,042	34,717,951
WaFd, Inc.	722,387	23,138,056
Westamerica BanCorp	132,668	6,345,510
WSFS Financial Corp.	240,152	13,265,996
		823,776,362
Beverages — 0.1%
National Beverage Corp.(a)	109,243	3,483,759
Biotechnology — 0.7%
Arcus Biosciences, Inc.(a)(b)	297,967	7,100,554
Dynavax Technologies Corp.(a)(b)	938,122	14,428,316
Myriad Genetics, Inc.(a)	495,987	3,050,320
Sarepta Therapeutics, Inc.(a)	384,744	8,279,691
Vir Biotechnology, Inc.(a)(b)	521,051	3,141,938
Xencor, Inc.(a)	671,037	10,273,576
		46,274,395
Broadline Retail — 0.3%
Kohl’s Corp.	1,051,907	21,469,422
Building Products — 1.8%
American Woodmark Corp.(a)(b)	136,396	7,351,744
Apogee Enterprises, Inc.	202,562	7,375,283
CSW Industrials, Inc.	65,780	19,308,404
Gibraltar Industries, Inc.(a)(b)	277,269	13,708,179
Griffon Corp.	150,586	11,090,659
Hayward Holdings, Inc.(a)	973,711	15,043,835
Insteel Industries, Inc.	183,393	5,808,056
Masterbrand, Inc.(a)(b)	1,189,854	13,135,988
Quanex Building Products Corp.	430,229	6,616,922
Resideo Technologies, Inc.(a)	568,815	19,976,783
		119,415,853
Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	302,606	12,328,168
BGC Group, Inc., Class A	1,382,851	12,348,859
Cohen & Steers, Inc.	139,946	8,785,810
Donnelley Financial Solutions, Inc.(a)	137,725	6,430,380
MarketAxess Holdings, Inc.	160,069	29,012,506
Moelis & Co., Class A	282,420	19,413,551
Piper Sandler Cos.	71,826	24,400,011
Victory Capital Holdings, Inc., Class A	158,090	9,973,898
Virtus Investment Partners, Inc.	59,692	9,738,750
		132,431,933
Chemicals — 5.1%
Balchem Corp.	124,625	19,112,490
Celanese Corp., Class A(b)	1,027,824	43,456,399
Chemours Co. (The)	1,406,811	16,586,302
Eastman Chemical Co.	1,070,688	68,342,015
Element Solutions, Inc.	1,067,551	26,678,099
FMC Corp.	1,172,426	16,261,549
Hawkins, Inc.	64,828	9,209,466
HB Fuller Co.	507,677	30,186,474
Ingevity Corp.(a)	145,528	8,612,347
Innospec, Inc.	232,555	17,799,760
Koppers Holdings, Inc.	183,187	4,960,704
Minerals Technologies, Inc.	292,212	17,810,321
Quaker Chemical Corp.	128,570	17,653,947

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Solstice Advanced Materials, Inc.(a)	701,111	$ 34,059,972
Stepan Co.	202,035	9,568,377
		340,298,222
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	574,730	24,311,079
CoreCivic, Inc.(a)	981,595	18,758,281
Deluxe Corp.	423,210	9,450,279
GEO Group, Inc. (The)(a)	1,283,237	20,685,780
HNI Corp.	646,317	27,171,167
Interface, Inc., Class A	242,270	6,764,178
MillerKnoll, Inc.	643,391	11,761,188
Pitney Bowes, Inc.	701,894	7,419,020
UniFirst Corp.	80,658	15,558,928
Vestis Corp.	1,050,475	7,006,668
		148,886,568
Communications Equipment — 0.4%
Extreme Networks, Inc.(a)	440,927	7,341,434
Harmonic, Inc.(a)	1,054,666	10,430,647
NetScout Systems, Inc.(a)	303,343	8,208,462
		25,980,543
Construction & Engineering — 0.5%
Arcosa, Inc.	165,714	17,618,713
WillScot Holdings Corp., Class A	819,668	15,434,348
		33,053,061
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	412,085	30,506,652
Encore Capital Group, Inc.(a)(b)	209,476	11,385,021
Navient Corp.	633,274	8,232,562
PRA Group, Inc.(a)	367,023	6,492,637
PROG Holdings, Inc.	371,467	10,954,562
World Acceptance Corp.(a)	8,857	1,243,434
		68,814,868
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	315,315	16,765,299
Grocery Outlet Holding Corp.(a)(b)	922,963	9,321,926
United Natural Foods, Inc.(a)(b)	569,256	19,166,849
		45,254,074
Containers & Packaging — 0.7%
O-I Glass, Inc.(a)	1,441,602	21,278,046
Sealed Air Corp.	550,901	22,823,828
		44,101,874
Distributors — 1.1%
LKQ Corp.	2,402,564	72,557,433
Diversified Consumer Services — 0.9%
Matthews International Corp., Class A	290,053	7,576,184
Mister Car Wash, Inc.(a)	917,353	5,100,483
Perdoceo Education Corp.	198,102	5,810,332
Strategic Education, Inc.	218,139	17,494,748
Stride, Inc.(a)	406,239	26,377,098
		62,358,845
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	353,183	7,289,697
American Assets Trust, Inc.	444,497	8,414,328
Armada Hoffler Properties, Inc.	758,296	5,019,920
Essential Properties Realty Trust, Inc.	613,700	18,202,342
Global Net Lease, Inc.	1,851,684	15,924,482
		54,850,769
Security	Shares	Value
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	203,815	$ 4,394,251
Iridium Communications, Inc.	385,334	6,697,105
Lumen Technologies, Inc.(a)	4,879,432	37,913,187
		49,004,543
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc.(a)(b)	1,620,147	19,927,808
MGE Energy, Inc.	171,478	13,447,305
Otter Tail Corp.	216,321	17,480,900
		50,856,013
Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics, Inc.	334,860	14,318,614
CTS Corp.	153,423	6,577,244
ePlus, Inc.	91,229	8,000,783
Insight Enterprises, Inc.(a)	290,772	23,689,195
Itron, Inc.(a)	154,749	14,369,992
Knowles Corp.(a)(b)	344,886	7,390,907
PC Connection, Inc.	107,248	6,194,644
Plexus Corp.(a)	141,845	20,851,215
Ralliant Corp.	508,216	25,873,277
Rogers Corp.(a)	156,971	14,373,834
ScanSource, Inc.(a)	190,109	7,425,658
Vishay Intertechnology, Inc.	1,159,031	16,794,359
		165,859,722
Energy Equipment & Services — 2.0%
Atlas Energy Solutions, Inc.	724,949	6,829,020
Bristow Group, Inc.(a)(b)	236,753	8,669,895
Cactus, Inc., Class A	239,283	10,930,447
Core Laboratories, Inc.(b)	438,857	7,034,878
Helix Energy Solutions Group, Inc.(a)	1,287,998	8,075,747
Helmerich & Payne, Inc.	475,967	13,650,734
Innovex International, Inc.(a)	208,991	4,570,633
Liberty Energy, Inc., Class A	1,520,211	28,063,095
Noble Corp. PLC	553,551	15,632,280
Oceaneering International, Inc.(a)	384,776	9,246,167
Patterson-UTI Energy, Inc.	3,239,075	19,790,748
RPC, Inc.	830,099	4,515,739
		137,009,383
Entertainment — 0.1%
Cinemark Holdings, Inc.	378,757	8,802,313
Financial Services — 2.1%
Enact Holdings, Inc.	121,970	4,834,891
HA Sustainable Infrastructure Capital, Inc.	674,507	21,199,755
Jackson Financial, Inc., Class A	402,374	42,913,187
NCR Atleos Corp.(a)	263,927	10,058,258
Payoneer Global, Inc.(a)	288,338	1,620,459
Radian Group, Inc.	635,834	22,883,666
Walker & Dunlop, Inc.	319,711	19,230,616
Western Union Co. (The)	1,825,286	16,993,413
		139,734,245
Food Products — 1.0%
Fresh Del Monte Produce, Inc.	309,564	11,029,765
Freshpet, Inc.(a)	169,681	10,338,664
J & J Snack Foods Corp.	146,169	13,209,293
John B Sanfilippo & Son, Inc.	85,072	6,006,083
Simply Good Foods Co. (The)(a)	862,241	17,313,799
TreeHouse Foods, Inc.(a)	417,758	9,854,911
		67,752,515
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	88,866	11,086,922

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
MDU Resources Group, Inc.	1,920,226	$ 37,482,812
Northwest Natural Holding Co.	183,579	8,580,482
		57,150,216
Ground Transportation — 1.1%
ArcBest Corp.	211,331	15,678,647
Heartland Express, Inc.	431,683	3,898,097
Hertz Global Holdings, Inc.(a)(b)	360,681	1,853,900
Marten Transport Ltd.	546,233	6,216,132
RXO, Inc.(a)(b)	1,540,297	19,469,354
Schneider National, Inc., Class B	467,692	12,407,869
Werner Enterprises, Inc.	561,537	16,851,725
		76,375,724
Health Care Equipment & Supplies — 3.6%
Avanos Medical, Inc.(a)	436,927	4,906,690
CONMED Corp.	290,817	11,807,170
Embecta Corp.	551,742	6,554,695
Enovis Corp.(a)(b)	536,735	14,298,620
Glaukos Corp.(a)	167,110	18,868,390
ICU Medical, Inc.(a)	120,485	17,189,595
Integer Holdings Corp.(a)	328,860	25,792,490
Integra LifeSciences Holdings Corp.(a)	630,721	7,833,555
Merit Medical Systems, Inc.(a)(b)	205,894	18,147,497
Neogen Corp.(a)	2,039,424	14,255,574
Omnicell, Inc.(a)	421,199	19,080,315
QuidelOrtho Corp.(a)(b)	637,579	18,209,256
STAAR Surgical Co.(a)(b)	225,589	5,208,850
Tandem Diabetes Care, Inc.(a)	281,569	6,188,887
Teleflex, Inc.	414,812	50,623,656
		238,965,240
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	866,037	12,289,065
AdaptHealth Corp.(a)	1,008,693	10,046,582
Addus HomeCare Corp.(a)(b)	58,491	6,281,349
AMN Healthcare Services, Inc.(a)	358,594	5,651,441
Astrana Health, Inc.(a)	405,627	10,063,606
Concentra Group Holdings Parent, Inc.	559,907	11,018,970
CorVel Corp.(a)	111,882	7,571,055
NeoGenomics, Inc.(a)	513,036	6,033,303
RadNet, Inc.(a)(b)	234,594	16,738,282
Select Medical Holdings Corp.	1,034,253	15,358,657
U.S. Physical Therapy, Inc.	76,096	5,942,337
		106,994,647
Health Care REITs — 0.5%
LTC Properties, Inc.	179,779	6,180,802
Medical Properties Trust, Inc.	4,629,341	23,146,705
Universal Health Realty Income Trust	48,853	1,915,526
		31,243,033
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	553,897	4,879,833
HealthStream, Inc.	108,565	2,504,594
		7,384,427
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	2,065,026	24,470,558
DiamondRock Hospitality Co.	977,225	8,755,936
Pebblebrook Hotel Trust	1,066,432	12,072,010
Summit Hotel Properties, Inc.	988,593	4,814,448
Sunstone Hotel Investors, Inc.	1,782,327	15,934,004
Xenia Hotels & Resorts, Inc.	482,444	6,821,758
		72,868,714
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.(a)	108,513	$ 4,275,412
Bloomin’ Brands, Inc.	720,931	4,448,144
Caesars Entertainment, Inc.(a)(b)	1,915,784	44,810,188
Cheesecake Factory, Inc. (The)	202,508	10,222,604
Cracker Barrel Old Country Store, Inc.(b)	209,395	5,318,633
Dave & Buster’s Entertainment, Inc.(a)	252,420	4,091,728
Golden Entertainment, Inc.	184,722	5,022,591
Marriott Vacations Worldwide Corp.	259,892	14,993,170
Papa John’s International, Inc.	163,890	6,308,126
Penn Entertainment, Inc.(a)(b)	1,198,954	17,684,572
Pursuit Attractions & Hospitality, Inc.(a)	202,596	6,823,433
Sabre Corp.(a)	3,732,165	5,075,744
Six Flags Entertainment Corp.(a)(b)	525,827	8,066,186
United Parks & Resorts, Inc.(a)(b)	119,671	4,344,057
Wendy’s Co. (The)	1,483,032	12,353,657
		153,838,245
Household Durables — 3.9%
Century Communities, Inc.	240,801	14,291,539
Champion Homes, Inc.(a)(b)	283,108	23,922,626
Dream Finders Homes, Inc., Class A(a)(b)	268,136	4,585,126
Ethan Allen Interiors, Inc.	217,834	4,975,329
Green Brick Partners, Inc.(a)	123,474	7,736,881
La-Z-Boy, Inc.	386,743	14,413,912
Leggett & Platt, Inc.	1,271,107	13,982,177
LGI Homes, Inc.(a)	191,123	8,210,644
M/I Homes, Inc.(a)	245,434	31,403,280
Meritage Homes Corp.	660,848	43,483,799
Mohawk Industries, Inc.(a)(b)	487,421	53,275,115
Newell Brands, Inc.	3,934,338	14,635,737
Tri Pointe Homes, Inc.(a)	806,741	25,388,139
		260,304,304
Household Products — 0.7%
Central Garden & Pet Co.(a)(b)	77,326	2,486,031
Central Garden & Pet Co., Class A, NVS(a)	484,452	14,141,154
Energizer Holdings, Inc.	570,681	11,350,845
Reynolds Consumer Products, Inc.	283,625	6,500,685
WD-40 Co.	52,116	10,261,640
		44,740,355
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.	263,003	12,455,822
LXP Industrial Trust	260,955	12,938,149
Terreno Realty Corp.	291,125	17,091,949
		42,485,920
Insurance — 2.6%
AMERISAFE, Inc.	96,980	3,725,002
Assured Guaranty Ltd.	195,167	17,539,658
Employers Holdings, Inc.	139,107	6,005,249
Genworth Financial, Inc., Class A(a)	3,600,282	32,510,547
Goosehead Insurance, Inc., Class A	75,334	5,548,349
Horace Mann Educators Corp.	182,502	8,427,942
Lincoln National Corp.	1,489,119	66,310,469
ProAssurance Corp.(a)	235,176	5,681,852
Safety Insurance Group, Inc.	68,996	5,375,478
Stewart Information Services Corp.	263,022	18,479,926
Trupanion, Inc.(a)(b)	106,942	3,996,423
United Fire Group, Inc.	104,464	3,797,266
		177,398,161
Interactive Media & Services — 1.1%
Angi, Inc., Class A(a)(b)	334,337	4,322,977
Cargurus, Inc., Class A(a)	381,219	14,619,749

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Cars.com, Inc.(a)	524,539	$ 6,399,376
IAC, Inc.(a)	611,918	23,925,994
QuinStreet, Inc.(a)	190,721	2,740,661
Shutterstock, Inc.	227,747	4,349,968
Yelp, Inc.(a)	231,209	7,026,441
Ziff Davis, Inc.(a)(b)	370,763	13,032,319
		76,417,485
IT Services — 0.4%
DXC Technology Co.(a)	1,634,388	23,943,784
Grid Dynamics Holdings, Inc., Class A(a)	624,783	5,641,791
		29,585,575
Leisure Products — 0.1%
Topgolf Callaway Brands Corp.(a)	475,221	5,545,829
Life Sciences Tools & Services — 0.4%
Azenta, Inc.(a)(b)	154,312	5,132,417
BioLife Solutions, Inc.(a)	182,032	4,401,534
Cytek Biosciences, Inc.(a)(b)	359,280	1,814,364
Fortrea Holdings, Inc.(a)	867,216	14,959,476
		26,307,791
Machinery — 3.2%
Alamo Group, Inc.	101,198	16,988,108
Albany International Corp., Class A	269,358	13,656,451
Astec Industries, Inc.	112,535	4,875,016
Enerpac Tool Group Corp., Class A	199,668	7,635,304
Franklin Electric Co., Inc.	161,668	15,444,144
Gates Industrial Corp. PLC(a)(b)	1,115,120	23,941,627
Greenbrier Cos., Inc. (The)	290,589	13,582,130
Hillenbrand, Inc.	661,589	20,985,603
Kadant, Inc.	54,165	15,438,108
Kennametal, Inc.	714,186	20,290,024
Lindsay Corp.	101,430	11,955,554
Mueller Water Products, Inc., Class A	513,605	12,234,071
Tennant Co.	97,361	7,175,506
Titan International, Inc.(a)	453,540	3,551,218
Trinity Industries, Inc.	752,553	19,897,502
Worthington Enterprises, Inc.	159,028	8,201,074
		215,851,440
Marine Transportation — 0.5%
Matson, Inc.	293,203	36,225,231
Media — 0.9%
Cable One, Inc.	43,382	4,895,659
DoubleVerify Holdings, Inc.(a)	517,814	5,923,792
John Wiley & Sons, Inc., Class A	383,847	11,757,233
Scholastic Corp., NVS	213,574	6,328,198
TEGNA, Inc.	1,511,671	29,341,534
		58,246,416
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.(a)(b)	101,373	20,262,435
Century Aluminum Co.(a)	195,585	7,663,021
Kaiser Aluminum Corp.	150,684	17,307,564
Materion Corp.	87,640	10,895,405
Metallus, Inc.(a)	338,254	5,804,439
SunCoke Energy, Inc.	796,111	5,731,999
Warrior Met Coal, Inc.(b)	281,247	24,797,548
Worthington Steel, Inc.	305,597	10,579,768
		103,042,179
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.	1,226,125	11,868,890
Arbor Realty Trust, Inc.	1,704,304	13,225,399
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc., Class A	1,479,787	$ 28,308,325
Franklin BSP Realty Trust, Inc.	770,387	7,726,982
KKR Real Estate Finance Trust, Inc.	514,501	4,229,198
Redwood Trust, Inc.	1,199,737	6,634,546
Two Harbors Investment Corp.	978,335	10,272,517
		82,265,857
Multi-Utilities — 0.4%
Avista Corp.	404,769	15,599,797
Unitil Corp.	168,663	8,170,036
		23,769,833
Office REITs — 1.2%
Brandywine Realty Trust	1,636,096	4,777,400
Douglas Emmett, Inc.	774,991	8,517,151
Easterly Government Properties, Inc.	411,677	8,723,436
Highwoods Properties, Inc.	1,031,451	26,632,065
JBG SMITH Properties	220,982	3,758,904
SL Green Realty Corp.	666,647	30,579,098
		82,988,054
Oil, Gas & Consumable Fuels — 4.0%
California Resources Corp.	737,190	32,959,765
Comstock Resources, Inc.(a)(b)	313,379	7,264,125
Core Natural Resources, Inc.(b)	481,448	42,612,962
Crescent Energy Co., Class A	2,269,027	19,037,136
CVR Energy, Inc.(a)	146,399	3,724,391
Dorian LPG Ltd.	346,691	8,438,459
Kinetik Holdings, Inc., Class A	222,698	8,028,263
Magnolia Oil & Gas Corp., Class A	1,721,180	37,676,630
Northern Oil & Gas, Inc.	911,720	19,574,628
Par Pacific Holdings, Inc.(a)	245,933	8,642,086
Peabody Energy Corp.	1,142,810	33,941,457
REX American Resources Corp.(a)(b)	82,271	2,658,999
SM Energy Co.	1,075,164	20,105,567
Talos Energy, Inc.(a)	1,180,621	13,010,443
World Kinect Corp.	521,583	12,220,690
		269,895,601
Paper & Forest Products — 0.2%
Sylvamo Corp.	310,921	14,970,846
Passenger Airlines — 0.7%
Allegiant Travel Co.(a)	126,426	10,780,345
JetBlue Airways Corp.(a)(b)	2,730,794	12,425,113
SkyWest, Inc.(a)	143,028	14,361,441
Sun Country Airlines Holdings, Inc.(a)	495,156	7,125,295
		44,692,194
Personal Care Products — 0.2%
Edgewell Personal Care Co.	437,629	7,461,575
Interparfums, Inc.	74,174	6,292,180
		13,753,755
Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals, Inc.(a)	158,545	4,245,835
Innoviva, Inc.(a)(b)	275,261	5,502,467
Organon & Co.	2,440,085	17,495,410
Perrigo Co. PLC	1,291,682	17,980,213
Prestige Consumer Healthcare, Inc.(a)	451,311	27,841,376
Supernus Pharmaceuticals, Inc.(a)	167,259	8,312,772
		81,378,073
Professional Services — 1.9%
Amentum Holdings, Inc.(a)	1,441,190	41,794,510
Insperity, Inc.	336,166	13,016,347
Korn Ferry	492,736	32,530,431

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
ManpowerGroup, Inc.	434,509	$ 12,917,953
Robert Half, Inc.	934,219	25,373,388
		125,632,629
Real Estate Management & Development — 0.9%
Cushman & Wakefield Ltd.(a)(b)	2,003,333	32,433,961
eXp World Holdings, Inc.	851,926	7,709,930
Kennedy-Wilson Holdings, Inc.	1,127,078	10,898,844
Marcus & Millichap, Inc.	226,909	6,192,347
		57,235,082
Residential REITs — 0.3%
Centerspace	82,120	5,479,046
Elme Communities	263,644	4,587,405
NexPoint Residential Trust, Inc.	109,958	3,309,736
Veris Residential, Inc.	421,661	6,274,316
		19,650,503
Retail REITs — 1.5%
Acadia Realty Trust	1,229,875	25,261,633
Getty Realty Corp.	248,227	6,793,973
Macerich Co. (The)	1,153,852	21,300,108
Phillips Edison & Co., Inc.	495,895	17,638,985
Saul Centers, Inc.	51,139	1,612,413
Tanger, Inc.	367,372	12,259,204
Urban Edge Properties	610,981	11,724,725
Whitestone REIT	213,497	2,965,473
		99,556,514
Semiconductors & Semiconductor Equipment — 3.4%
Alpha & Omega Semiconductor Ltd.(a)	232,914	4,614,026
Axcelis Technologies, Inc.(a)	105,004	8,436,021
Cohu, Inc.(a)	438,808	10,211,062
Diodes, Inc.(a)	435,358	21,480,564
Enphase Energy, Inc.(a)	1,228,942	39,387,591
Ichor Holdings Ltd.(a)	322,984	5,952,595
Kulicke & Soffa Industries, Inc.	489,431	22,298,477
MaxLinear, Inc.(a)	440,878	7,684,504
Penguin Solutions, Inc.(a)(b)	229,005	4,479,338
Photronics, Inc.(a)	553,796	17,721,472
Power Integrations, Inc.	519,363	18,458,161
Qorvo, Inc.(a)	291,994	24,676,413
Semtech Corp.(a)	244,328	18,004,530
SolarEdge Technologies, Inc.(a)	231,215	6,670,553
Ultra Clean Holdings, Inc.(a)	426,382	10,800,256
Veeco Instruments, Inc.(a)(b)	277,523	7,931,607
		228,807,170
Software — 1.9%
A10 Networks, Inc.	227,653	4,027,181
ACI Worldwide, Inc.(a)(b)	328,959	15,727,530
Alarm.com Holdings, Inc.(a)	195,579	9,978,441
Box, Inc., Class A(a)	475,930	14,235,066
Cleanspark, Inc.(a)(b)	1,107,956	11,212,515
MARA Holdings, Inc.(a)(b)	1,597,233	14,343,152
N-able, Inc.(a)	340,920	2,550,082
NCR Voyix Corp.(a)	1,299,836	13,258,327
Progress Software Corp.(a)	129,756	5,574,318
Q2 Holdings, Inc.(a)	217,143	15,669,039
SPS Commerce, Inc.(a)	141,574	12,618,491
Teradata Corp.(a)	376,360	11,456,398
		130,650,540
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	527,824	12,171,622
Millrose Properties, Inc., Class A	593,314	17,722,289
Security	Shares	Value
Specialized REITs (continued)
Outfront Media, Inc.	437,500	$ 10,543,750
Safehold, Inc.	433,660	5,936,805
		46,374,466
Specialty Retail — 5.1%
Academy Sports & Outdoors, Inc.	625,761	31,263,020
Advance Auto Parts, Inc.	563,350	22,139,655
American Eagle Outfitters, Inc.	857,307	22,607,186
Asbury Automotive Group, Inc.(a)(b)	182,763	42,497,880
Buckle, Inc. (The)	113,678	6,072,679
CarMax, Inc.(a)(b)	1,378,314	53,258,053
Group 1 Automotive, Inc.	116,107	45,664,883
Guess?, Inc.	289,178	4,843,731
MarineMax, Inc.(a)(b)	178,268	4,319,434
Monro, Inc.	280,544	5,622,102
Sally Beauty Holdings, Inc.(a)(b)	918,478	13,097,496
Signet Jewelers Ltd.	384,348	31,854,762
Sonic Automotive, Inc., Class A	139,570	8,633,800
Upbound Group, Inc.	490,443	8,612,179
Victoria’s Secret & Co.(a)(b)	753,226	40,802,252
		341,289,112
Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.(a)	444,547	2,640,609
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	342,397	11,103,935
G-III Apparel Group Ltd.	349,064	10,108,894
Kontoor Brands, Inc.	220,811	13,489,344
Oxford Industries, Inc.	130,434	4,460,843
Steven Madden Ltd.	300,049	12,494,040
Under Armour, Inc., Class A(a)(b)	1,777,827	8,835,800
Under Armour, Inc., Class C, NVS(a)(b)	1,120,595	5,378,856
Wolverine World Wide, Inc.	769,288	13,962,577
		79,834,289
Tobacco — 0.2%
Universal Corp.	233,925	12,339,544
Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	424,011	27,234,227
Boise Cascade Co.	347,680	25,589,248
DNOW, Inc.(a)(b)	1,742,590	23,089,317
Rush Enterprises, Inc., Class A	569,203	30,702,810
		106,615,602
Water Utilities — 0.6%
American States Water Co.	127,426	9,235,836
California Water Service Group	290,884	12,604,004
H2O America	312,521	15,310,404
Middlesex Water Co.	78,745	3,970,323
		41,120,567
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	429,150	4,960,974
Telephone & Data Systems, Inc.(b)	924,223	37,893,143
		42,854,117
Total Long-Term Investments — 98.2% (Cost: $6,967,922,880)		6,594,828,989

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	164,440,581	$ 164,522,801
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	114,747,109	114,747,109
Total Short-Term Securities — 4.1% (Cost: $279,132,642)		279,269,910
Total Investments — 102.3% (Cost: $7,247,055,522)		6,874,098,899
Liabilities in Excess of Other Assets — (2.3)%		(156,691,426)
Net Assets — 100.0%		$ 6,717,407,473

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 212,982,880	$ —	$ (48,456,523)(a)	$ 41,058	$ (44,614)	$ 164,522,801	164,440,581	$ 2,105,460 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	59,043,931	55,703,178 (a)	—	—	—	114,747,109	114,747,109	1,742,635	—
				$ 41,058	$ (44,614)	$ 279,269,910		$ 3,848,095	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	155	03/20/26	$ 19,360	$ (554,770)

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	USD	1,051,631	08/18/26	0.40%	1D FEDL01	Monthly	$ (50,739)
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.		47,374	02/09/26	0.40%	1D OBFR01	Monthly	(6,161)
Atlantic Union Bankshares Corp.	HSBC Bank PLC		1,255,637	02/09/28	0.40%	1D OBFR01	Monthly	(46,612)
Bank of Hawaii Corp.	HSBC Bank PLC		6,060,662	02/09/28	0.40%	1D OBFR01	Monthly	(221,180)
BankUnited, Inc.	Goldman Sachs Bank USA		731,364	08/18/26	0.40%	1D FEDL01	Monthly	(19,714)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		1,263,429	08/18/26	0.40%	1D FEDL01	Monthly	(13,507)
Cathay General Bancorp	HSBC Bank PLC		7,881,706	02/09/28	0.40%	1D OBFR01	Monthly	(324,639)
Central Pacific Financial Corp.	HSBC Bank PLC		3,582,143	02/09/28	0.40%	1D OBFR01	Monthly	(145,008)
Douglas Emmett, Inc.	Goldman Sachs Bank USA		8,855,621	08/18/26	0.40%	1D FEDL01	Monthly	(83,172)
Employers Holdings, Inc.	Goldman Sachs Bank USA		3,114,898	08/18/26	0.40%	1D FEDL01	Monthly	17,086
First BanCorp/Puerto Rico	Goldman Sachs Bank USA		1,458,156	08/18/26	0.40%	1D FEDL01	Monthly	(48,764)
Fulton Financial Corp.	Goldman Sachs Bank USA		10,342,466	08/18/26	0.40%	1D FEDL01	Monthly	(435,397)
Genworth Financial, Inc., Class A	BNP Paribas S.A.		1,435,830	09/07/27	0.20%	1D OBFR01	Monthly	834
Hanmi Financial Corp.	Goldman Sachs Bank USA		214,183	08/18/26	0.40%	1D FEDL01	Monthly	(11,187)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		7,752,932	08/19/26	0.40%	1D FEDL01	Monthly	33,585
Jackson Financial, Inc., Class A	HSBC Bank PLC		12,361,985	02/09/28	0.40%	1D OBFR01	Monthly	1,004,139
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		3,762,705	02/09/26	0.40%	1D OBFR01	Monthly	271,757
Lincoln National Corp.	Goldman Sachs Bank USA		4,511,999	08/18/26	0.40%	1D FEDL01	Monthly	(104,820)
MarketAxess Holdings, Inc.	BNP Paribas S.A.		102,449	09/07/27	0.20%	1D OBFR01	Monthly	501
Moelis & Co., Class A	Goldman Sachs Bank USA		626,633	08/19/26	0.40%	1D FEDL01	Monthly	(6,049)
Moelis & Co., Class A	JPMorgan Chase Bank N.A.		509,704	02/09/26	0.40%	1D OBFR01	Monthly	3,578
National Bank Holdings Corp., Class A	HSBC Bank PLC		6,531,019	02/09/28	0.40%	1D OBFR01	Monthly	(276,511)
Payoneer Global, Inc.	HSBC Bank PLC		3,718,796	02/09/28	0.40%	1D OBFR01	Monthly	(117,742)
Pitney Bowes, Inc.	BNP Paribas S.A.		386,397	09/07/27	0.20%	1D OBFR01	Monthly	12,895
Provident Financial Services, Inc.	Goldman Sachs Bank USA		1,101,678	08/18/26	0.40%	1D FEDL01	Monthly	(64,250)
Sealed Air Corp.	BNP Paribas S.A.		80,587	09/07/27	0.20%	1D OBFR01	Monthly	367
United Community Banks, Inc.	Goldman Sachs Bank USA		1,149,305	08/18/26	0.40%	1D FEDL01	Monthly	(39,684)
WaFd, Inc.	HSBC Bank PLC		595,048	02/09/28	0.40%	1D OBFR01	Monthly	(24,274)
Western Union Co. (The)	BNP Paribas S.A.		11,125,937	09/07/27	0.20%	1D OBFR01	Monthly	(319,913)
WSFS Financial Corp.	Goldman Sachs Bank USA		73,055	08/18/26	0.40%	1D FEDL01	Monthly	(3,231)
Total long positions of equity swaps								(1,017,812)
Net dividends and financing fees								78,660
Total equity swap contracts including dividends and financing fees								$ (939,152)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P Small-Cap 600 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 6,594,828,989	$ —	$ —	$ 6,594,828,989
Short-Term Securities
Money Market Funds	279,269,910	—	—	279,269,910
	$ 6,874,098,899	$ —	$ —	$ 6,874,098,899
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 1,423,402	$ —	$ 1,423,402
Liabilities
Equity Contracts	(554,770)	(2,362,554)	—	(2,917,324)
	$ (554,770)	$ (939,152)	$ —	$ (1,493,922)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust